ACQUISITIONS OF CONSOLIDATED ENTITIES	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS OF CONSOLIDATED ENTITIES
5.    ACQUISITIONS OF CONSOLIDATED ENTITIES
a)    Completed During 2022
The following table summarizes the balance sheet impact as a result of business combinations that occurred in the year ended December 31, 2022. The valuations of the assets acquired are still under evaluation and as such the business combinations have been accounted for on a provisional basis:

(MILLIONS)	Private Equity	Real Estate	Renewable Power and Transition	Infrastructure and Other	Total
Cash and cash equivalents	$953	$605	$85	$7	$1,650
Accounts receivable and other	1,446	302	379	10	2,137
Other financial assets	4,558	188	12	11	4,769
Inventory	485	5	31	2	523
Equity accounted investments	461	222	—	—	683
Investment properties	—	9,805	—	—	9,805
Property, plant and equipment	1,502	3,224	3,087	160	7,973
Intangible assets	11,594	82	—	302	11,978
Goodwill	8,155	456	691	279	9,581
Deferred income tax assets	62	—	10	1	73
Total assets	29,216	14,889	4,295	772	49,172
Less:
Accounts payable and other	(2,300)	(795)	(1,201)	(55)	(4,351)
Non-recourse borrowings	(4,924)	(3,707)	(424)	(52)	(9,107)
Deferred income tax liabilities	(1,911)	(878)	(50)	(18)	(2,857)
Non-controlling interests[1]	(96)	(1,788)	(32)	(64)	(1,980)
	(9,231)	(7,168)	(1,707)	(189)	(18,295)
Net assets acquired	$19,985	$7,721	$2,588	$583	$30,877
Bargain purchase gain	—	370	—	—	370
Consideration[2]	$19,985	$7,351	$2,588	$583	$30,507
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
Brookfield recorded $4.0 billion of revenue and $528 million of net loss in 2022 from the acquired operations as a result of the acquisitions made during the year. If the acquisitions had occurred at the beginning of the year, they would have contributed $8.1 billion and $344 million to total revenues and net loss, respectively.
The following table summarizes the balance sheet impact as a result of significant business combinations that occurred in 2022. The valuations of the assets acquired are still under evaluation and as such the business combinations have been accounted for on a provisional basis.

	Private Equity			Real Estate			Renewable Power and Transition
(MILLIONS)	CDK	Scientific Games	La Trobe	Watermark Lodging	German Office Portfolio	Irish Office	U.S. Wind Portfolio	U.S. Utility-Scale Solar
Cash and cash equivalents	$301	$61	$155	$172	$357	$74	$26	$22
Accounts receivable and other	544	272	37	144	93	1	280	58
Other financial assets	32	4	4,511	—	105	4	2	—
Inventory	15	169	—	5	—	—	—	—
Equity accounted investments	175	277	—	222	—	—	—	—
Investment properties	—	—	—	—	5,429	1,359	—	—
Property, plant and equipment	82	313	4	3,161	35	8	1,796	561
Intangible assets	4,827	3,983	646	77	—	—	—	—
Goodwill	4,580	1,235	392	—	453	3	9	287
Deferred income tax assets	2	4	9	—	—	—	—	—
Total assets	10,558	6,318	5,754	3,781	6,472	1,449	2,113	928
Less:
Accounts payable and other	(995)	(333)	(39)	(327)	(243)	(42)	(970)	(77)
Non-recourse borrowings	(72)	—	(4,471)	(317)	(1,965)	(209)	(25)	(48)
Deferred income tax liabilities	(1,098)	(206)	(194)	—	(760)	(84)	—	(43)
Non-controlling interests[1]	(81)	—	—	—	(1,509)	—	(26)	—
	(2,246)	(539)	(4,704)	(644)	(4,477)	(335)	(1,021)	(168)
Net assets acquired	$8,312	$5,779	$1,050	$3,137	$1,995	$1,114	$1,092	$760

Consideration[2]	$8,312	$5,779	$1,050	$3,137	$1,995	$1,114	$1,092	$760
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
Private Equity
On April 4, 2022, a subsidiary of the company, alongside institutional partners, acquired a 100% interest in Scientific Games, LLC (“Scientific Games”), a service provider to government-sponsored lottery programs with capabilities in game design, distribution, systems and terminals and turnkey technology solutions. The total consideration paid for the business was $5.8 billion, funded with debt and equity. Goodwill of $1.2 billion was recognized, which is not deductible for income tax purposes. Total revenues and net loss that would have been recorded if the transaction had occurred at the beginning of the year are $1.1 billion and $83 million, respectively.
On May 31, 2022, a subsidiary of the company, alongside institutional partners, acquired a 100% interest in La Trobe Financial Services Pty Limited (“La Trobe”), an Australian non-bank residential mortgage lender. The total consideration paid for the business was $1.1 billion, funded with debt, equity, non-cash and contingent consideration. Goodwill of $392 million was recognized, which is not deductible for income tax purposes. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $402 million and $90 million, respectively.
On July 6, 2022, a subsidiary of the company, alongside institutional partners, acquired a 100% interest in CDK Global, Inc. (“CDK Global”), a provider of technology services and software solutions to automotive dealers. The total consideration paid for the business was $8.3 billion, funded with debt and equity. Goodwill of $4.6 billion was recognized, which is not deductible for income tax purposes. Total revenues and net loss that would have been recorded if the transaction had occurred at the beginning of the year are $1.8 billion and $338 million, respectively.
Real Estate
A subsidiary of the company, alongside institutional partners, acquired a 95% interest in a German office portfolio. The transaction was acquired in stages and was accounted for as a business combination as of the date in which control was attained on January 11, 2022. The total consideration paid for the portfolio was $2.0 billion, comprising of $188 million of debt and an existing 46% interest valued at $1.8 billion. Goodwill of $453 million was recognized, which is not deductible for income tax purposes. Total revenues and net loss that would have been recorded if the transaction had occurred if the transaction had occurred at the beginning of the year are $238 million and $17 million, respectively.
On June 15, 2022, a subsidiary of the company, alongside institutional partners, acquired a 100% interest in a real estate investment trust comprised of primarily office properties in Ireland. The total consideration paid for the business was $1.1 billion. Goodwill of $3 million was recognized. Total revenues and net loss that would have been recorded if the transaction had occurred at the beginning of the year are $61 million and $49 million, respectively.
On October 21, 2022, a subsidiary of the company, alongside institutional partners, acquired a 100% interest in Watermark Lodging Trust. The total consideration paid for the portfolio was $3.1 billion. No goodwill was recognized on acquisition. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $760 million and $5 million, respectively.
Renewable Power and Transition
On January 24, 2022, a subsidiary of the company, alongside institutional partners, completed the acquisition of 100% of a utility scale development business in the U.S. The total consideration paid for the portfolio was $760 million. Goodwill of $287 million was recognized, which is not deductible for income tax purposes. Total revenues and net loss that would have been recorded if the transaction had occurred at the beginning of the year are $11 million and $68 million, respectively.

On December 16, 2022, a subsidiary of the company, alongside institutional partners, completed the acquisition of 100% of a renewable developer in the U.S. The total consideration paid for the business was $1.1 billion. Goodwill of $9 million was recognized, which is not deductible for income tax purposes. Total revenues and net loss that would have been recorded if the transaction had occurred at the beginning of the year are $82 million and $7 million, respectively.
b)    Completed During 2021
The following table summarizes the balance sheet impact as a result of business combinations that occurred in the year ended December 31, 2021. No material changes were made to those allocations disclosed in the 2021 consolidated financial statements:

(MILLIONS)	Private Equity	Infrastructure	Real Estate	Renewable Power and Transition and Other	Total
Cash and cash equivalents	$288	$217	$78	$3	$586
Accounts receivable and other	826	455	104	100	1,485
Inventory	690	23	2	6	721
Equity accounted investments	20	—	7	45	72
Investment properties	—	—	988	—	988
Property, plant and equipment	2,518	10,179	2,172	2,366	17,235
Intangible assets	4,535	3,734	67	—	8,336
Goodwill	3,960	2,400	113	118	6,591
Deferred income tax assets	6	9	—	—	15
Total assets	12,843	17,017	3,531	2,638	36,029
Less:
Accounts payable and other	(1,811)	(3,271)	(131)	(188)	(5,401)
Non-recourse borrowings	(132)	(6,698)	(1,452)	(975)	(9,257)
Deferred income tax liabilities	(1,215)	(1,430)	(113)	—	(2,758)
Non-controlling interests[1]	(22)	(156)	(3)	(2)	(183)
	(3,180)	(11,555)	(1,699)	(1,165)	(17,599)
Net assets acquired	$9,663	$5,462	$1,832	$1,473	$18,430

Consideration[2]	$9,663	$5,462	$1,832	$1,473	$18,430
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
Brookfield recorded $2.8 billion of revenue and $3 million of net income in 2021 from the acquired operations as a result of the acquisitions made in 2021 If the acquisitions had occurred at the beginning of 2021, they would have contributed $8.6 billion and $351 million to total revenue and net income, respectively.
The following table summarizes the balance sheet impact as a result of significant business combinations that occurred in 2021. No material changes were made to those allocations disclosed in the 2021 consolidated financial statements.

	Private Equity			Infrastructure	Real Estate	Renewable Power and Transition
(MILLIONS)	Modulaire	DexKo	Aldo	IPL	Life Sciences Assets	U.S. Wind	U.S. Distributed Generation
Cash and cash equivalents	$100	$106	$59	$121	$6	$1	$1
Accounts receivable and other	418	278	31	420	1	71	28
Inventory	104	436	48	20	—	6	—
Equity accounted investments	—	19	—	—	—	—	—
Investment properties	—	—	—	—	988	—	—
Property, plant and equipment	1,963	462	5	9,865	—	1,643	723
Intangible assets	1,941	2,212	295	2,569	2	—	—
Goodwill	1,667	1,408	421	2,096	36	—	117
Deferred income tax assets	—	6	—	—	—	—	—
Total assets	6,193	4,927	859	15,091	1,033	1,721	869
Less:
Accounts payable and other	(817)	(637)	(136)	(3,012)	(7)	(142)	(45)
Non-recourse borrowings	(27)	(2)	—	(6,185)	—	(835)	(140)
Deferred income tax liabilities	(590)	(504)	(100)	(1,229)	(36)	—	—
Non-controlling interests[1]	—	(10)	—	—	—	—	—
	(1,434)	(1,153)	(236)	(10,426)	(43)	(977)	(185)
Net assets acquired	$4,759	$3,774	$623	$4,665	$990	$744	$684

Consideration[2]	$4,759	$3,774	$623	$4,665	$990	$744	$684
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
Private Equity
On August 31, 2021, a subsidiary of the company, alongside institutional partners, acquired a 100% interest in Aldo Componentes Eletrônicos LTDA (“Aldo”), a leading distributor of solar power solutions for the distributed generation market in Brazil. The total consideration paid for the business was $623 million, comprising of $295 million of cash consideration and $328 million of contingent consideration payable to the former shareholder if certain performance targets are met. Goodwill of $421 million was recognized, which is not deductible for income tax purposes. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of 2021 are $553 million and $68 million, respectively.
On October 4, 2021, a subsidiary of the company, alongside institutional partners, acquired a 100% interest in DexKo Global Inc. (“DexKo”), a leading global manufacturer of highly engineered components primarily for industrial trailers and other towable-equipment providers. The total consideration paid for the business was $3.8 billion, comprising of $1.1 billion of cash, $2.6 billion of debt raised for the acquisition and $30 million of contingent consideration. Goodwill of $1.4 billion was recognized, which is not deductible for income tax purposes. Total revenues and net loss that would have been recorded if the transaction had occurred at the beginning of 2021 are $2.5 billion and $139 million, respectively.
On December 15, 2021, a subsidiary of the company, alongside institutional partners, acquired a 100% interest in Modulaire Investments 2 S.à.r.l. (“Modulaire”), a provider of modular building leasing services in Europe and Asia-Pacific. The total consideration paid for the business was $4.8 billion, comprising of $1.6 billion of cash and $3.2 billion of debt raised for the acquisition. Goodwill of $1.7 billion was recognized, which is not deductible for income tax purposes. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of 2021 are $1.7 billion and $135 million, respectively.
Infrastructure
During 2021, a subsidiary of the company, alongside institutional partners, acquired a 100% interest in Inter Pipeline Ltd. (“IPL”). The transaction was accounted for as a business combination as of the initial acquisition on August 20, 2021. The total consideration paid for the business was $4.7 billion, comprising of $1.9 billion of cash, $0.2 billion of BIPC exchangeable LP units, $1.1 billion of BIPC exchangeable shares, $0.9 billion of debt raised on closing, and an existing 10% interest valued at $0.6 billion on the initial acquisition date. Goodwill of $2.1 billion was recognized, which is not deductible for income tax purposes. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of 2021 are $2.5 billion and $274 million, respectively.
Real Estate
On June 16, 2021, a subsidiary of the company, alongside institutional partners, acquired a portfolio of life sciences assets in the U.K., through our Brookfield Strategic Real Estate Partners III fund. The total consideration paid for the portfolio was $990 million, comprising of $352 million of cash with the remainder funded through non-recourse borrowings raised concurrently on closing. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of 2021 are $34 million and $86 million, respectively.
Renewable Powder and Transition
On March 24, 2021, a subsidiary of the company, alongside institutional partners, completed the acquisition of 100% of a portfolio of three wind generation facilities and development projects located in the U.S. The total consideration paid for the portfolio was $744 million. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of 2021 are $183 million and $12 million, respectively.
On March 31, 2021, a subsidiary of the company, alongside institutional partners, completed the acquisition of 100% of a distributed generation business in the U.S. The total consideration paid for the business was $684 million. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of 2021 are $79 million and $6 million, respectively.